Note 29 - Key Management Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of information about key management personnel [text block]
	Year Ended December 31,
	2019	2018
Salaries, bonuses, fees and benefits
Independent members of the Board of Directors	$790	$702
Other members of key management	4,267	3,212
Share-based payments
Independent members of the Board of Directors	439	306
Other members of key management	2,975	2,587
	$8,471	$6,807